Loans Receivable and Allowance for Loan Losses (Loans Individually and Collectively Evaluated for Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 8,730	$ 10,556
Loans acquired with deteriorated credit quality	498	1,049
Collectively evaluated for impairment	551,023	489,929
Total Loans	560,251	501,534
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	28	0
Loans acquired with deteriorated credit quality	140	225
Collectively evaluated for impairment	161,652	157,914
Total Loans	161,820	158,139
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	8,660	10,556
Loans acquired with deteriorated credit quality	358	824
Collectively evaluated for impairment	270,105	250,576
Total Loans	279,123	261,956
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	18,987	19,221
Total Loans	18,987	19,221
Commercial, financial and agricultural loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	42	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	71,048	42,514
Total Loans	71,090	42,514
Consumer loans to individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	29,231	19,704
Total Loans	$ 29,231	$ 19,704